INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 10,389	$ (905)
Other comprehensive loss:
Change in foreign currency translation	(104)	(87)
Cash Flow Hedge:
Unrealized gain from cash-flow hedges, net of taxes	3	429
Less: reclassification adjustment for net losses included in net income	11	26
Net change	14	455
Other comprehensive income (loss):	(90)	368
Comprehensive Income (Loss)	$ 10,299	$ (537)